LEASE (Lease receivables) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current
Account receivable - Operating lease	$ 5,487	¥ 38,201	¥ 46,331
Account receivable - Sales-type lease	97	675
Net investment in direct financing leases, current portion	5,062	35,240	29,638
Noncurrent
Net investment in direct financing leases, non-current portion	3,890	27,084	42,977
Total	$ 14,536	¥ 101,200	¥ 118,946